ACCOUNTS RECEIVABLE, NET - Schedule of the Movement in the allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Balance at beginning of the year	¥ 47,962	$ 6,755	¥ 32,265	¥ 15,770
Adoption of ASC 326				5,684
Provision for expected credit losses	550,891	77,592	323,848	121,731
Write-offs charged against the allowance for credit losses	(497,391)	(70,056)	(273,286)	(101,202)
Recoveries during the year	(76,719)	(10,806)	(34,865)	(9,718)
Balance at end of the year	¥ 24,743	$ 3,485	¥ 47,962	¥ 32,265